Label	Element	Value
RevenueShares ETF Trust | RevenueShares Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	rsetft_SupplementTextBlock
REVENUESHARES MID CAP FUND

Supplement dated December 2, 2015 to the Prospectus dated October 28, 2015

As you were previously informed, on September 4, 2015, VTL Associates, LLC (“VTL”), the investment adviser to each series (each, a “Fund” and collectively, the “Funds”) of the RevenueShares ETF Trust (“Trust”) entered into an agreement with OppenheimerFunds, Inc. (“OFI”) whereby OFI would acquire VTL (the “Transaction”). The Transaction closed on December 2, 2015 (“Closing”).

The Funds' investment advisory agreement with VTL and sub-advisory agreement with Index Management Solutions, LLC (“IMS”) terminated upon Closing and a new investment advisory agreement between the Trust, on behalf of each Fund, and VTL took effect (the “New Agreement”). The New Agreement was approved by shareholders of each Fund except the RevenueShares Financials Sector Fund and RevenueShares Navellier Overall A-100 Fund on November 13, 2015, and by shareholders of RevenueShares Financials Sectors Fund and RevenueShares Navellier Overall A-100 Fund on November 24, 2015. Under the New Agreement, VTL will provide the portfolio management previously provided by IMS, and the investment advisory personnel of VTL and IMS who currently manage the Funds will continue to do so as employees of VTL after the Closing. Accordingly, (except as indicated below) all references to “Index Management Solutions, LLC” and “IMS” in the Prospectus are hereby deleted.

In connection with the Transaction, the Trust and VTL entered have entered into a new written fee waiver and expense reimbursement agreement under the same terms as are currently in effect on behalf of each Fund for a period of two years following the Closing. Accordingly, the following information replaces the second sentence in the first footnote under the headings “Fund Summaries – RevenueShares Large Cap Fund – Fees and Expenses,” “Fund Summaries – RevenueShares Mid Cap Fund – Fees and Expenses,” “Fund Summaries – RevenueShares Small Cap Fund – Fees and Expenses,” “Fund Summaries – RevenueShares Financials Sector Fund – Fees and Expenses,” “Fund Summaries – RevenueShares ADR Fund – Fees and Expenses,” “Fund Summaries – RevenueShares Navellier Overall A-100 Fund – Fees and Expenses,” “Fund Summaries – RevenueShares Ultra Dividend Fund – Fees and Expenses,” and the second sentence in the second footnote under the heading “Fund Summaries – RevenueShares Global Growth Fund – Fees and Expenses” in the Prospectus:

This agreement will remain in effect and will be contractually binding through December 2, 2017.

The following replaces the second paragraph under “Fund Summaries – RevenueShares Mid Cap Fund – Fees and Expenses” in the Prospectus:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund's expenses are reduced through December 2, 2017 by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$55	$188	$349	$815

The following information replaces the information under the headings “Fund Summaries – RevenueShares Large Cap Fund – Management – Portfolio Managers,” “Fund Summaries – RevenueShares Mid Cap Fund – Management – Portfolio Managers,” “Fund Summaries – RevenueShares Small Cap Fund – Management – Portfolio Managers,” “Fund Summaries – RevenueShares Financials Sector Fund – Management – Portfolio Managers,” “Fund Summaries – RevenueShares ADR Fund – Management – Portfolio Managers,” “Fund Summaries – RevenueShares Navellier Overall A-100 Fund – Management – Portfolio Managers,” and “Fund Summaries – RevenueShares Ultra Dividend Fund – Management – Portfolio Managers,” in the Prospectus:

Vincent T. Lowry serves as a portfolio manager for the Fund and has ultimate responsibility for the investment management of the Fund. Mr. Vincent Lowry is the Senior Vice President of VTL and has managed the Fund since its inception.

Michael J. Gompers, Justin V. Lowry and Sean P. Reichert serve as portfolio managers for the Fund and make the day-to-day investment decisions for the Fund. Messrs. Gompers and Justin Lowry are Vice Presidents of VTL, and Mr. Reichert is a Portfolio Manager for VTL. Messrs. Gompers, Justin Lowry and Reichert have managed the Fund since September 2014.

References to “IMS” under the heading “Investment Objective, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings – Principal Investment Strategies” in the Prospectus are hereby deleted and replaced with “VTL.”

The heading titled “The Investment Adviser and Sub-Adviser” under “Management of the Funds” in the Prospectus is hereby deleted and replaced with the heading “The Investment Adviser,” and the third sentence in the first paragraph under the heading “Management of the Funds – The Investment Adviser” in the Prospectus is hereby deleted.

The following information replaces the second sentence in the fourth paragraph under the heading “Management of the Funds – The Investment Adviser” in the Prospectus:

This agreement will remain in effect and will be contractually binding through December 2, 2017.

The following information replaces the fifth paragraph under the heading “Management of the Funds – The Investment Adviser” in the Prospectus:

Each Fund is responsible for all of its expenses, including: the investment advisory fees; costs of transfer agency, custody, fund administration, legal, audit and other services; interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions; Rule 12b-1 fees (if any); and extraordinary expenses (including merger-related expenses, if any).

The following information replaces the information under the heading “Management of the Funds – The Portfolio Managers” in the Prospectus:

Vincent T. Lowry serves as a portfolio manager for each Fund and has ultimate responsibility for the investment management of each Fund. Mr. Vincent Lowry is responsible for the overall supervision of the investment management program of each Fund. This includes: supervising the consistency of portfolio security weighting allocations as compared to each Fund's Underlying Index; making determinations with respect to alternative cash management vehicles and securities lending collateral investments; and monitoring corporate developments in constituent securities to ensure that reconstitutions of the Funds are done consistent with the predetermined process described below in “The Underlying Indexes.” Mr. Vincent Lowry is the Senior Vice President of VTL, prior to which he was Chief Executive Officer, and has been with VTL since founding it in 2004. Prior to that, Mr. Vincent Lowry was an investment consultant with a major financial institution for more than eighteen years.

Michael J. Gompers, Justin V. Lowry and Sean P. Reichert are responsible for the investment decisions for each of the Funds. Mr. Gompers is a Vice President of VTL, prior to which has was the Chief Operating Officer since 2007. Mr. Gompers was the Chief Executive Officer of Index Management Solutions, LLC (“IMS”), each Fund's former sub-adviser, from 2009 – 2015. Prior to joining VTL, Mr. Gompers was an accountant with Gompers & Associates, PLLC in Wheeling, West Virginia. Mr. Gompers earned his B.S. Degree in Accounting from St. Joseph's University and also his MBA in Accounting from St. Joseph's University.

Mr. Justin Lowry joined VTL in 2009 and is a Vice President.  Mr. Justin Lowry was a Portfolio Manager for IMS from 2009 – 2015. Mr. Justin Lowry graduated with a B.S. in Business Management from St. Joseph's University.

Mr. Reichert joined VTL in 2009 and is a Portfolio Manager.  Mr. Reichert was a Portfolio Manager for IMS from 2009 – 2015. Prior to joining IMS, Mr. Reichert worked in the Public Finance department at Janney Montgomery Scott, a mid-sized regional investment bank. Mr. Reichert graduated with a B.S. in Economics with a concentration in Finance from The Wharton School of The University of Pennsylvania. He is currently a Chartered Financial Analyst (“CFA”) candidate.

The Trust's SAI provides additional information about each Portfolio Manager's compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager's ownership of Shares in the Funds.

In connection with the Closing, OppenheimerFunds Distributor, Inc. (“OFDI” or the “Distributor”) replaced Foreside Fund Services, LLC, as the Funds' principal underwriter, pursuant to a Distribution Agreement that was approved by the Board on September 21, 2015, together with an amendment to the Rule 12b-1 Distribution and Service Plan to reflect the new distributor. OFDI has no present intention to implement the Rule 12b-1 Distribution and Service Plan. Accordingly, all references to “Foreside Fund Services, LLC” or “Foreside” in the Prospectus are hereby deleted and replaced with “OppenheimerFunds Distributor, Inc.”

In addition, the Board of Trustees of the Trust also appointed an employee of OFI to be the Trust's new Chief Compliance Officer. Accordingly, the information under “Management of the Funds – Other Service Providers” in the Prospectus is hereby deleted in its entirety.

Supplement Closing	rsetft_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus for future reference.